Tax situation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Income Tax Explanatory [Line Items]
Current income tax expense	$ 16,928	$ 23,837	$ 39,444
Deferred income tax expense (benefit)	9,998	(5,825)	14,060
Income tax expense (benefit)	(26,926)	(18,012)	(53,504)
Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Income Tax Explanatory [Line Items]
Current Peruvian tax returns	12,525	3,877	41,105
Royalties and mining taxes	8,888	4,944	10,249
Other taxes	55	211	323
Income tax prior year adjustments	8,900	(2,006)	(2,092)
Income tax prior years refunds	0	0	(6,458)
Current income tax expense	30,368	7,026	43,127
Deferred income tax expense (benefit)	(1,071)	0	0
Income tax expense (benefit)	$ 29,297	$ 7,026	$ 43,127